Filed pursuant to Rule 497(c) under the
Securities Act of 1933, as amended
Securities Act File No. 333-141120

Ambrus Core Bond Fund

Investor Class TTRYX	Institutional Class TTRBX

Ambrus Tax-Conscious

California Bond Fund

Investor Class TCCYX	Institutional Class TCCBX

AMBRUS TAX-CONSCIOUS
NATIONAL BOND FUND

Investor Class TCNYX	Institutional Class TCNBX

series of

FundVantage Trust

PROSPECTUS

February 1, 2026

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

i

FUND SUMMARY

AMBRUS CORE BOND FUND

Investment Objective

Ambrus Core Bond Fund (the “Fund”) seeks to maximize total return, consistent with preservation of capital and prudent investment management. Current income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	Investor Class	Institutional Class
Management Fees	0.40%	0.40%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None
Acquired Fund Fees and Expenses (“AFFE”)	0.01%	0.01%
Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses[1]	0.74%	0.49%
Fees and/or Expenses Recouped[2]	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]	0.76%	0.51%

[1]

“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s Annual and Semi-Annual Financials and Additional Information in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[2]

Whittier Advisors, LLC (“Whittier” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2027 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$78	$239	$413	$920
Institutional Class	$52	$159	$276	$618

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund seeks the most attractive risk-adjusted returns from all fixed income asset types, with an emphasis on U.S. government and corporate bonds. The Fund primarily invests in government-related bonds, corporate bonds, taxable municipal bonds, preferred stocks, and other fixed income securities on a relative value basis.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities and other related instruments with similar economic characteristics. This is a non-fundamental investment policy that may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund may invest in a full range of U.S. treasury bonds, U.S. agency bonds, commercial paper, certificates of deposit, money markets, corporate bonds, taxable municipal bonds, mortgage backed/asset backed securities, preferred stocks, convertible bonds, other bank capital securities, loans, and other taxable fixed income securities. The Fund may invest in both bullet bonds (a non-callable debt instrument whose entire face value is paid at once on the maturity date, rather than amortized over its lifetime), as well as callable/puttable bonds. The Fund may invest in bonds with all coupon types, including fixed coupon bonds, zero coupon bonds, step-up/step-down coupon bonds, floating coupon bonds, fixed-to-float bonds, and inflation-linked securities. The asset allocation and security selection of the Fund will be determined primarily via relative value across asset classes and securities, as well as based on the manager’s top-down view of macroeconomic variables and bottom-up view of individual security fundamentals.

The Fund will primarily invest in securities rated investment grade or higher. The Fund’s investment grade investments will, at the time of investment, carry a long-term rating of Baa3 or BBB– or higher by any of Moody’s Investors Service Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”), or Fitch Ratings Inc. (“Fitch”), respectively. The Fund may invest up to 25% of its holdings in below investment grade or nonrated securities (commonly known as “high yield securities” or “junk bonds”). The Adviser relies on its own analysis of credit quality and risks associated with individual bonds, as well as rating agencies and third-party research. The Fund seeks to purchase investments that are undervalued relative to their credit characteristics. If ratings agencies assign different ratings to the same security, the Adviser will use the highest rating as the credit rating for that security.

In managing the Fund, the Adviser will consider its outlook for interest rates and the economy, credit risk, call risk, and other security selection techniques. The Adviser’s analysis for determining which securities to purchase will include comparisons of total return across security types and maturity, roll yield, credit spread duration, and more. The proportion of the Fund’s assets allocated in securities with certain characteristics (such as bond type, credit rating, sector, maturity, callability, coupon structure, and more) will vary depending on relative value across issues and the Adviser’s outlook for the economy.

The Fund will not target a specific duration or maturity for the bonds and other securities in which it invests, and the average portfolio duration will vary depending on market conditions, relative value of various securities of different durations, and economic outlook. The average duration for the Fund will vary within plus or minus 25% of the duration of the Bloomberg Intermediate Government Credit Bond Index, which was 3.68 years at December 31, 2025. There is no limit on the maturity or duration of any individual security in which the Fund may invest.

The Fund may invest up to 20% of its net assets in securities of other investment companies, including closed-end funds, exchange-traded funds, and mutual funds. Money market funds may exceed 20% of net assets. The Fund may invest up to 15% of its holdings in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

●	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value.

●	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cyber security incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

●	Geographic Concentration Risk: From time to time, the Fund may invest a substantial amount of its assets in issuers located in certain geographic areas. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in such geographic regions will have a significant impact on its investment performance.

●	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

●	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

●	Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund.

●	Other Investment Companies Risk: The Fund may invest in other investment companies, including closed-end funds, exchange-traded funds, and mutual funds, pursuant to the investment limitations outlined in this document. These securities are subject to similar risks as described above and more. Shareholders in the Fund could be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

●	Private Placement Risk: Private placements involves securities not registered under the 1933 Act. In addition to the general risks associated with fixed income securities, such securities (including “144A” securities) may be subject to restrictions on resale, transaction costs for such securities may be higher than comparable securities, and there may be no liquid secondary market for such securities.

●	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

●	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

●	Risks Related to Changes in Government Policies and Institutions: The U.S. government has recently made, and may continue to make from time to time, significant changes to established, and in some cases longstanding, policies and institutions of the United States federal government, including the restructuring of the United States’ trade relationships, imposition of tariffs on products imported from foreign markets, reducing government investment, and downsizing or dismantling of government agencies. Such changes may have immediate and/or longstanding effects on the economies of the United States, its trade partners, and/or its allies. There could be a wide range of consequences that are difficult or impossible to predict from such actions. Such consequences may include a decrease in regulatory oversight of certain highly regulated industries (banking, financial services, data security, drug and medical device development, and energy), an increase in regulatory backlog leading to significantly slower regulatory approval processes, uncertainty with respect to the authority of certain agencies or their personnel, the inability of the federal government and its agencies to maintain the security of personal data of United States citizens and/or of other digital assets. The business and prospects of companies that do business with the government or which rely on government funding may be materially and adversely affected.

Performance Information

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception periods compared with a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represent the market sectors in which the Fund primarily invests. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ambrusfunds.com or by calling the Fund toll-free at (833) 996-2101.

During the periods shown in the chart:

Best Quarter	Worst Quarter
4.78%	(1.15)%
(December 31, 2023)	(December 31, 2024)

Ambrus Core Bond Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2025	1 Year	Since Inception (September 6, 2022)
Institutional Class Shares Return Before Taxes	7.05%	4.99%
Return After Taxes on Distributions[1]	5.06%	3.07%
Return After Taxes on Distributions and Sale of Shares	4.15%	2.98%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)[2]	7.30%	3.75%
Bloomberg Intermediate U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)[2]	6.97%	4.34%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate pass-throughs), and asset-backed securities (ABS).

The Fund will retain the Bloomberg U.S. Intermediate Government/Credit Bond Index as its additional benchmark for comparison of performance, portfolio asset allocation and positioning, security selection, duration, and overall active management decision-making. The Bloomberg U.S. Intermediate Government/Credit Bond Index is an unmanaged index that includes the non-securitized components of the U.S. Aggregate Index with less than 10 years to maturity. The index includes investment grade, USD-denominated, fixed-rate treasuries, government-related and corporate securities. It is not possible to invest directly in an index.

Management of the Fund

Investment Adviser

Whittier Advisors, LLC serves as the Fund’s investment adviser.

Portfolio Manager

H. Travis Moore, C.F.A., Portfolio Manager, has served as portfolio manager for the Fund since its inception in 2022.

Mason Carpenter, C.F.A., Portfolio Manager, has served as portfolio manager for the Fund since its inception in 2022.

Purchase and Sale of Fund Shares

Minimum Investment Requirements
Account Type	Minimum	Investor Class	Institutional Class
Regular Accounts	Initial Investment	No minimum	$10,000
	Additional Investments	No minimum	No minimum
Individual Retirement Accounts	Initial Investment	No minimum	$10,000
	Additional Investments	No minimum	No minimum
Automatic Investment Plan	Initial Investment	No minimum	$10,000
	Additional Investments	No minimum	No minimum

There is no minimum initial investment requirement with respect to Investor Class shares. The Fund reserves the right to waive the minimum initial investment requirement for an investor with respect to Institutional Class shares. You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or Redemption by Mail:

Regular Mail: Ambrus Core Bond Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 534445 Pittsburgh, PA 15253-4445	Overnight Mail: Ambrus Core Bond Fund FundVantage Trust c/o BNY Mellon Investment Servicing Attention: 534445 500 Ross Street, 154-0520 Pittsburgh, PA 15262 (833) 996-2101

Purchase by Wire:

Please contact Fund shareholder services (“Shareholder Services”) toll-free at (833) 996-2101 for current wire instructions.

Redemption by Telephone:

Please call Shareholder Services toll-free at (833) 996-2101.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax-deferred account in which the shares are held may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and/or for related services to shareholders. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND

Investment Objective

Ambrus Tax-Conscious California Bond Fund (the “Fund”) seeks to maximize total return net of federal and California state taxes, consistent with preservation of capital and prudent investment management. Current income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	Investor Class	Institutional Class
Management Fees	0.40%	0.40%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None
Acquired Fund Fees and Expenses (“AFFE”)	0.01%	0.01%
Other Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses[1,2]	0.76%	0.51%

[1]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s Annual and Semi-Annual Financials and Additional Information in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Whittier Advisors, LLC (“Whittier” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2027 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$78	$243	$422	$942
Institutional Class	$52	$164	$285	$640

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund seeks the most attractive risk-adjusted returns from all fixed income asset types on an after-tax basis. The Fund primarily invests in California municipal bonds; however, non-California municipal bonds, government-related bonds, taxable municipal bonds, corporate bonds, preferred stocks, and other fixed income securities may also be considered on an after-tax relative value basis.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities and other related instruments with similar economic characteristics. At least 50% of the Fund’s assets will be invested in municipal securities, issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies, that carry interest payments that are exempt from federal and California state income taxes. This is a non-fundamental investment policy that may be changed by the Fund upon 60 days’ prior notice to shareholders. Municipal securities are securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which, if any, is exempt from federal income tax but may be subject to the federal alternative minimum tax for individuals. Municipal securities may have fixed, variable or floating interest rates and may include, but are not limited to, variable rate demand obligations, short-term municipal notes, municipal bonds, tax exempt commercial paper, zero-coupon securities, private activity and industrial development bonds, tax anticipation notes, participations in pools of municipal securities, municipal mortgage-backed and asset-backed securities, auction rate securities and restricted securities. Municipal securities may also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer has disclosed or otherwise confirmed that the interest payable on the securities is exempt from federal income tax. Additionally, municipal securities include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities.

The Fund may also invest in municipal securities outside of California, including issuers across all U.S. states and territories, state and local governments, government agencies, and other entities should these securities feature a superior risk-adjusted after-tax yield than California tax-exempt municipal bonds. The Fund may also invest in a full range of U.S. treasury bonds, U.S. agency bonds, commercial paper, certificates of deposit, money markets, corporate bonds, taxable municipal bonds, mortgage backed/asset backed securities, preferred stocks, convertible bonds, other bank capital securities, loans, and other taxable fixed income securities should these securities feature a superior risk-adjusted after-tax yield than California tax-exempt municipal bonds. The Fund may invest in both bullet bonds (a non-callable debt instrument whose entire face value is paid at once on the maturity date, rather than amortized over its lifetime), as well as callable/puttable bonds. The Fund may invest in bonds with all coupon types, including fixed coupon bonds, zero coupon bonds, step-up/step-down coupon bonds, floating coupon bonds, fixed-to-float bonds, and inflation-linked securities. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity and will not be managed to a target duration or average weighted maturity.

The Fund will primarily invest in securities rated investment grade or higher. The Fund’s investment grade investments will, at the time of investment, carry a long-term rating of Baa3 or BBB– or higher by any of Moody’s Investors Service Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”), or Fitch Ratings Inc. (“Fitch”), respectively. The Fund may invest up to 25% of its holdings in below investment grade or nonrated securities (commonly known as “high yield securities” or “junk bonds”). The Adviser relies on its own analysis of credit quality and risks associated with individual bonds, as well as rating agencies and third-party research. The Fund seeks to purchase investments that are undervalued or offer attractive after-tax yield relative to their credit characteristics. If ratings agencies assign different ratings to the same security, the Adviser will use the highest rating as the credit rating for that security.

In managing the Fund, the Adviser will consider its outlook for interest rates and the economy, credit risk, call risk, and other security selection techniques. The Adviser’s analysis for determining which securities to purchase will include comparisons of after-tax yield across security types and maturity, roll yield, credit spread duration, and more. The proportion of the Fund’s assets allocated in securities with certain characteristics (such as issuer, state, bond type, credit rating, sector, maturity, callability, coupon structure, and more) will vary depending on relative value across securities and the Adviser’s outlook for the economy.

The Fund will not target a specific duration or maturity for the municipal bonds and other securities in which it invests, and the average portfolio duration will vary depending on market conditions, relative value of various securities of different durations, and economic outlook. The average duration for the Fund will vary within plus or minus 25% of the duration of the Bloomberg California Municipal Inter-Short (1-10 Year) Index, which was 4.0 years at December 31, 2025. There is no limit on the maturity or duration of any individual security in which the Fund may invest.

The Fund may invest up to 20% of its net assets in securities of other investment companies, including closed-end funds, exchange-traded funds, and mutual funds. Money market funds may exceed 20% of net assets. The Fund may invest up to 15% of its holdings in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

●	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value.

●	California Investment Risk: The Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers. Given the Fund may invest more heavily in securities issued by California and its municipalities, the Fund is more vulnerable to the credit risk and unfavorable developments in California than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall California municipal market.

●	Call Risk: The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

●	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

●	Geographic Concentration Risk: From time to time, the Fund may invest a substantial amount of its assets in issuers located in California. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that geographic region will have a significant impact on its investment performance.

●	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

●	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cyber security incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

●	Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund. The Fund invests significantly in municipal obligations of issuers located in California. The values of shares of the Fund therefore will be affected by economic and political developments in California.

●	Other Investment Companies Risk: The Fund may invest in other investment companies, including closed-end funds, exchange-traded funds, and mutual funds, pursuant to the investment limitations outlined in this document. These securities are subject to similar risks as described above and more. Shareholders in the Fund could be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

●	Private Placement Risk: Private placements involves securities not registered under the 1933 Act. In addition to the general risks associated with fixed income securities, such securities (including “144A” securities) may be subject to restrictions on resale, transaction costs for such securities may be higher than comparable securities, and there may be no liquid secondary market for such securities.

●	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

●	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

●	Risks Related to Changes in Government Policies and Institutions: The U.S. government has recently made, and may continue to make from time to time, significant changes to established, and in some cases longstanding, policies and institutions of the United States federal government, including the restructuring of the United States’ trade relationships, imposition of tariffs on products imported from foreign markets, reducing government investment, and downsizing or dismantling of government agencies. Such changes may have immediate and/or longstanding effects on the economies of the United States, its trade partners, and/or its allies. There could be a wide range of consequences that are difficult or impossible to predict from such actions. Such consequences may include a decrease in regulatory oversight of certain highly regulated industries (banking, financial services, data security, drug and medical device development, and energy), an increase in regulatory backlog leading to significantly slower regulatory approval processes, uncertainty with respect to the authority of certain agencies or their personnel, the inability of the federal government and its agencies to maintain the security of personal data of United States citizens and/or of other digital assets. The business and prospects of companies that do business with the government or which rely on government funding may be materially and adversely affected.

Performance Information

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception periods compared with a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represent the market sectors in which the Fund primarily invests. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ambrusfunds.com or by calling the Fund toll-free at (833) 996-2101.

During the periods shown in the chart:

Best Quarter	Worst Quarter
4.34%	(1.60)%
(December 31, 2023)	(September 30, 2023)

Ambrus Tax-Conscious California Bond Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2025	1 Year	Since Inception (October 3, 2022)
Institutional Class Shares Return Before Taxes	3.55%	3.95%
Return After Taxes on Distributions[1]	3.17%	3.53%
Return After Taxes on Distributions and Sale of Shares	3.24%[2]	3.47%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)[3]	4.25%	4.77%
Bloomberg California Municipal Inter-Short (1-10 Year) Index (reflects no deductions for fees, expenses or taxes)[3]	5.03%	4.00%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.
[3]

The Bloomberg U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market, comprised of state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

The Fund will retain the Bloomberg California Municipal Inter-Short (1-10 Year) Index as its additional benchmark for comparison of performance, portfolio asset allocation and positioning, security selection, duration, and overall active management decision-making. The Bloomberg California Municipal Inter-Short (1-10 Year) Index is an unmanaged index that measures the USD-denominated investment grade tax-exempt municipal bond market consisting of bonds with maturities between 1 and 10 years and issued by municipalities in California. It is not possible to invest directly in an index.

Management of the Fund

Investment Adviser

Whittier Advisors, LLC serves as the Fund’s investment adviser.

Portfolio Manager

H. Travis Moore, C.F.A., Portfolio Manager, has served as portfolio manager for the Fund since its inception in 2022.

Mason Carpenter, C.F.A., Portfolio Manager, has served as portfolio manager for the Fund since its inception in 2022.

Purchase and Sale of Fund Shares

Minimum Investment Requirements
Account Type	Minimum	Investor Class	Institutional Class
Regular Accounts	Initial Investment	No minimum	$10,000
	Additional Investments	No minimum	No minimum
Individual Retirement Accounts	Initial Investment	No minimum	$10,000
	Additional Investments	No minimum	No minimum
Automatic Investment Plan	Initial Investment	No minimum	$10,000
	Additional Investments	No minimum	No minimum

There is no minimum initial investment requirement with respect to Investor Class shares. The Fund reserves the right to waive the minimum initial investment requirement for an investor with respect to Institutional Class shares. You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or Redemption by Mail:

Regular Mail: Ambrus Tax-Conscious California Bond Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 534445 Pittsburgh, PA 15253-4445	Overnight Mail: Ambrus Tax-Conscious California Bond Fund FundVantage Trust c/o BNY Mellon Investment Servicing Attention: 534445 500 Ross Street, 154-0520 Pittsburgh, PA 15262 (833) 996-2101

Purchase by Wire:

Please contact Fund shareholder services (“Shareholder Services”) toll-free at (833) 996-2101 for current wire instructions.

Redemption by Telephone:

Please call Shareholder Services toll-free at (833) 996-2101.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax-deferred account in which the shares are held may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and/or for related services to shareholders. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND

Investment Objective

Ambrus Tax-Conscious National Bond Fund (the “Fund”) seeks to maximize total return net of federal taxes, consistent with preservation of capital and prudent investment management. Current income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	Investor Class	Institutional Class
Management Fees	0.40%	0.40%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None
Acquired Fund Fees and Expenses (“AFFE”)	0.01%	0.01%
Other Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses[1,2]	0.76%	0.51%

[1]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s Annual and Semi-Annual Financials and Additional Information in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Whittier Advisors, LLC (“Whittier” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2027 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$78	$243	$422	$942
Institutional Class	$52	$164	$285	$640

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund seeks the most attractive risk-adjusted returns from all fixed income asset types on an after-tax basis by primarily investing in tax-exempt municipal bonds. The Fund may also invest in government-related bonds, taxable municipal bonds, corporate bonds, preferred stocks, and other fixed income securities on an after-tax relative value basis.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities and other related instruments with similar economic characteristics. At least 50% of the Fund’s assets will be invested in tax-exempt municipal securities. This is a non-fundamental investment policy that may be changed by the Fund upon 60 days’ prior notice to shareholders. Municipal securities are securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which, if any, is exempt from federal income tax but may be subject to the federal alternative minimum tax for individuals. Municipal securities may have fixed, variable or floating interest rates and may include, but are not limited to, variable rate demand obligations, short-term municipal notes, municipal bonds, tax exempt commercial paper, zero-coupon securities, private activity and industrial development bonds, tax anticipation notes, participations in pools of municipal securities, municipal mortgage-backed and asset-backed securities, auction rate securities and restricted securities. Municipal securities may also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer has disclosed or otherwise confirmed that the interest payable on the securities is exempt from federal income tax. Additionally, municipal securities include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities.

The Fund may also invest in a full range of U.S. treasury bonds, U.S. agency bonds, commercial paper, certificates of deposit, money markets, corporate bonds, taxable municipal bonds, mortgage backed / asset backed securities, preferred stocks, convertible bonds, other bank capital securities, loans, and other taxable fixed income securities should these securities feature a superior risk-adjusted after-tax yield than tax-exempt municipal bonds. The Fund may invest in both bullet bonds (a non-callable debt instrument whose entire face value is paid at once on the maturity date, rather than amortized over its lifetime), as well as callable/puttable bonds. The Fund may invest in bonds with all coupon types, including fixed coupon bonds, zero coupon bonds, step-up/step-down coupon bonds, floating coupon bonds, fixed-to-float bonds, and inflation-linked securities. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity and will not be managed to a target duration or average weighted maturity.

The Fund will primarily invest in securities rated investment grade or higher. The Fund’s investment grade investments will, at the time of investment, carry a long-term rating of Baa3 or BBB– or higher by any of Moody’s Investors Service Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”), or Fitch Ratings Inc. (“Fitch”), respectively. The Fund may invest up to 25% of its holdings in below investment grade or nonrated securities (commonly known as “high yield securities” or “junk bonds”). The Adviser relies on its own analysis of credit quality and risks associated with individual bonds, as well as rating agencies and third-party research. The Fund seeks to purchase investments that are undervalued or offer attractive after-tax yield relative to their credit characteristics. If ratings agencies assign different ratings to the same security, the Adviser will use the highest rating as the credit rating for that security.

In managing the Fund, the Adviser will consider its outlook for interest rates and the economy, credit risk, call risk, and other security selection techniques. The Adviser’s analysis for determining which securities to purchase will include comparisons of after-tax yield across security types and maturity, roll yield, credit spread duration, and more. The proportion of the Fund’s assets allocated in securities with certain characteristics (such as bond type, credit rating, sector, maturity, callability, coupon structure, and more) will vary depending on relative value across issues and the Adviser’s outlook for the economy.

The Fund will not target a specific duration or maturity for the municipal bonds and other securities in which it invests, and the average portfolio duration will vary depending on market conditions, relative value of various securities of different durations, and economic outlook. The average duration for the Fund will vary within plus or minus 25% of the duration of the Bloomberg Municipal Inter-Short (1-10 Year) Index, which was 3.8 years at December 31, 2025. There is no limit on the maturity or duration of any individual security in which the Fund may invest.

The Fund may invest up to 20% of its net assets in securities of other investment companies, including closed-end funds, exchange-traded funds, and mutual funds. Money market funds may exceed 20% of net assets. The Fund may invest up to 15% of its holdings in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

●	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value.

●	Call Risk: The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

●	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

●	Geographic Concentration Risk: From time to time, the Fund may invest a substantial amount of its assets in issuers located in certain geographic areas. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in such geographic regions will have a significant impact on its investment performance.

●	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

●	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cyber security incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

●	Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund.

●	Other Investment Companies Risk: The Fund may invest in other investment companies, including closed-end funds, exchange-traded funds, and mutual funds, pursuant to the investment limitations outlined in this document. These securities are subject to similar risks as described above and more. Shareholders in the Fund could be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

●	Private Placement Risk: Private placements involves securities not registered under the 1933 Act. In addition to the general risks associated with fixed income securities, such securities (including “144A” securities) may be subject to restrictions on resale, transaction costs for such securities may be higher than comparable securities, and there may be no liquid secondary market for such securities.

●	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

●	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

●	Risks Related to Changes in Government Policies and Institutions: The U.S. government has recently made, and may continue to make from time to time, significant changes to established, and in some cases longstanding, policies and institutions of the United States federal government, including the restructuring of the United States’ trade relationships, imposition of tariffs on products imported from foreign markets, reducing government investment, and downsizing or dismantling of government agencies. Such changes may have immediate and/or longstanding effects on the economies of the United States, its trade partners, and/or its allies. There could be a wide range of consequences that are difficult or impossible to predict from such actions. Such consequences may include a decrease in regulatory oversight of certain highly regulated industries (banking, financial services, data security, drug and medical device development, and energy), an increase in regulatory backlog leading to significantly slower regulatory approval processes, uncertainty with respect to the authority of certain agencies or their personnel, the inability of the federal government and its agencies to maintain the security of personal data of United States citizens and/or of other digital assets. The business and prospects of companies that do business with the government or which rely on government funding may be materially and adversely affected.

Performance Information

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception periods compared with a broad-based securities market index that reflects the performance of the overall market applicable to the Fund and an additional index that represents the market sectors in which the Fund primarily invests. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ambrusfunds.com or by calling the Fund toll-free at (833) 996-2101.

During the periods shown in the chart:

Best Quarter	Worst Quarter
4.61%	(1.44)%
(December 31, 2023)	(September 30, 2023)

Ambrus Tax-Conscious National Bond Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2025	1 Year	Since Inception (October 3, 2022)
Institutional Class Shares Return Before Taxes	4.35%	4.34%
Return After Taxes on Distributions[1]	3.92%	3.93%
Return After Taxes on Distributions and Sale of Shares	3.75%	3.83%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)[3]	4.25%	4.77%
Bloomberg Municipal Inter-Short (1-10 Year) Index (reflects no deductions for fees, expenses or taxes)[2]	5.01%	4.06%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]

The Bloomberg U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market, comprised of state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

The Fund will retain the Bloomberg Municipal Inter-Short (1-10 Year) Index as its additional benchmark for comparison of performance, portfolio asset allocation and positioning, security selection, duration, and overall active management decision-making. The Bloomberg Municipal Inter-Short (1-10 Year) Index is an unmanaged index that measures the USD-denominated investment grade tax-exempt municipal bond market consisting of bonds with maturities between 1 and 10 years. It is not possible to invest directly in an index.

Management of the Fund

Investment Adviser

Whittier Advisors, LLC serves as the Fund’s investment adviser.

Portfolio Manager

H. Travis Moore, C.F.A., Portfolio Manager, has served as portfolio manager for the Fund since its inception in 2022.

Mason Carpenter, C.F.A., Portfolio Manager, has served as portfolio manager for the Fund since its inception in 2022.

Purchase and Sale of Fund Shares

Minimum Investment Requirements
Account Type	Minimum	Investor Class	Institutional Class
Regular Accounts	Initial Investment	No minimum	$10,000
	Additional Investments	No minimum	No minimum
Individual Retirement Accounts	Initial Investment	No minimum	$10,000
	Additional Investments	No minimum	No minimum
Automatic Investment Plan	Initial Investment	No minimum	$10,000
	Additional Investments	No minimum	No minimum

There is no minimum initial investment requirement with respect to Investor Class shares. The Fund reserves the right to waive the minimum initial investment requirement for an investor with respect to Institutional Class shares. You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open and through the means described below.

Purchase or Redemption by Mail:

Regular Mail: Ambrus Tax-Conscious National Bond Fund FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 534445 Pittsburgh, PA 15253-4445	Overnight Mail: Ambrus Tax-Conscious National Bond Fund FundVantage Trust c/o BNY Mellon Investment Servicing Attention: 534445 500 Ross Street, 154-0520 Pittsburgh, PA 15262 (833) 996-2101

Purchase by Wire:

Please contact Fund shareholder services (“Shareholder Services”) toll-free at (833) 996-2101 for current wire instructions.

Redemption by Telephone:

Please call Shareholder Services toll-free at (833) 996-2101.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Such distributions are not currently taxable when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. However, subsequent withdrawals from any tax-deferred account in which the shares are held may be subject to federal income tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and/or for related services to shareholders. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Ambrus Core Bond Fund seeks maximize total return, consistent with preservation of capital and prudent investment management. Current income is a secondary objective.

The Ambrus Tax-Conscious California Bond Fund seeks to maximize total return net of federal and California state taxes, consistent with preservation of capital and prudent investment management. Current income is a secondary objective.

The Ambrus Tax-Conscious National Bond Fund seeks to maximize total return net of federal taxes, consistent with preservation of capital and prudent investment management. Current income is a secondary objective.

The investment objectives of the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund (each a “Fund” and together, the “Funds) are non-fundamental, and may be changed by the Trust’s Board of Trustees without shareholder approval upon written notice to shareholders. There is no guarantee that the Funds will achieve their investment objectives.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

The Funds’ principal investment strategies are discussed in the “Fund Summary” section. Principal investment strategies are those that the Adviser will use on a day-to-day basis to achieve the Fund’s investment objective. This section provides more information about these strategies, as well as information about some additional strategies that the Funds’ Adviser uses, or may use, to achieve the Fund’s objective. Additional information about these investment strategies and practices and related risks is also provided in the Funds’ Statement of Additional Information (“SAI”). The Funds may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Funds’ SAI. The investments and strategies discussed below are those that the Adviser will use under normal market conditions.

The Funds may borrow to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”). At times, the Funds may be required to segregate or earmark certain assets determined to be liquid by the investment adviser (generally, short-term investment grade fixed income securities) to cover borrowings.

The Funds may invest in securities issued by other investment companies, including (to the extent permitted by the 1940 Act, the rules thereunder and applicable Securities and Exchange Commission (“SEC”) staff interpretations thereof, or applicable exemptive relief granted by the SEC) other investment companies managed by the Adviser. To the extent that a Fund makes such investments, the Fund’s ability to achieve its investment objective will depend on the ability of the funds in which it invests to achieve their own investment objectives. In addition, as a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Accordingly, in addition to bearing their proportionate share of the Fund’s expenses (i.e., management fees and operating expenses), shareholders will also indirectly bear similar expenses of any other investment companies in which the Fund invests.

The investments and strategies discussed above are those that the investment adviser will use under normal market conditions. The Funds also may use other strategies and engage in other investment practices, which are described in the Funds’ SAI.

In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in U.S. Government securities, money market funds, cash or cash equivalents. The investment adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and may not achieve its investment objective.

PRINCIPAL RISKS

The Funds are subject to the principal risks summarized below. These risks could adversely affect the Funds’ NAV, yield and total return. It is possible to lose money by investing in the Funds.

●	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by a Fund will vary with changes in interest rates. The longer the average maturity of the Funds’ investment portfolio, the greater the fluctuation in value. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by 1%.

●	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security). Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, while others, such as securities issued by the Federal Farm Credit Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Federal Home Loan Bank, are supported only by the issuer’s right to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, or by the issuer’s own credit. However, the Funds will invest in the securities of such issuers only when the Adviser believes that the credit risk is minimal.

●	California Investment Risk: The Ambrus Tax-Conscious California Bond Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers. Because the Ambrus Tax-Conscious California Bond Fund may invest more heavily in securities issued by California and its municipalities, it is more vulnerable to the credit risk and unfavorable developments in California than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall California municipal market.

●	Geographic Concentration Risk: From time to time a Fund may invest a substantial amount of its assets in issuers located in certain geographic areas, including California. If a Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. A Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

●	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and each Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cyber security incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

●	Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of a Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund. The secondary market for municipal securities also tends to be less well-developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell its bonds at attractive prices or at prices approximating those at which a Fund currently values them. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress, state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays in collecting principal and interest and a Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase a Fund’s operating expenses. Any income derived from a Fund’s ownership or management of such assets may not be tax-exempt. Although the municipal bonds acquired by a Fund will generally be the subject of an opinion of counsel to the affect that interest on the bonds is excludable from gross income for federal income tax purposes, there can be no assurance that the Internal Revenue Service (the “IRS”) will in all cases agree. Any determination that interest on a municipal bond is not excludable from gross income will likely have an adverse effect on the value of the bond. The value of municipal bonds may also be affected by changes in the tax laws including the modification of the rules relating to the exemption from gross income on municipal securities and changes in tax rates generally, which could affect the value of the tax exemption even if the exemption is not itself modified.

The Funds invest significantly in municipal obligations of issuers located in certain geographic areas. The values of shares of the Funds therefore will be affected by economic and political developments in certain geographic areas.

●	Other Investment Companies Risk: The Funds may invest in other investment companies, including closed-end funds, exchange-traded funds, and mutual funds, pursuant to the investment limitations outlined in this document. These securities are subject to similar risks as described above and more. Shareholders in the Funds could be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.
●	Private Placement Risk: Private placements involves securities not registered under the 1933 Act. In addition to the general risks associated with fixed income securities, such securities (including “144A” securities) may be subject to restrictions on resale, transaction costs for such securities may be higher than comparable securities, and there may be no liquid secondary market for such securities.

●	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●	Valuation Risk: The risk that a Fund has valued certain of its securities at a higher price than it can sell them.

OTHER RISKS

In addition to the principal risks described above, the Funds may also be subject to the following additional risks.

●	Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Funds. The Adviser and Funds may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Funds’ other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Funds’ shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Funds and their shareholders could be negatively impacted as a result.

●	Risks Related to Changes in Government Policies and Institutions: The U.S. government has recently made, and may continue to make from time to time, significant changes to established, and in some cases longstanding, policies and institutions of the United States federal government, including the restructuring of the United States’ trade relationships, imposition of tariffs on products imported from foreign markets, reducing government investment, and downsizing or dismantling of government agencies. Such changes may have immediate and/or longstanding effects on the economies of the United States, its trade partners, and/or its allies. There could be a wide range of consequences that are difficult or impossible to predict from such actions. Such consequences may include a decrease in regulatory oversight of certain highly regulated industries (banking, financial services, data security, drug and medical device development, and energy), an increase in regulatory backlog leading to significantly slower regulatory approval processes, uncertainty with respect to the authority of certain agencies or their personnel, the inability of the federal government and its agencies to maintain the security of personal data of United States citizens and/or of other digital assets. The business and prospects of companies that do business with the government or which rely on government funding may be materially and adversely affected.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI, which is available, free of charge, by calling Shareholder Services toll-free at (833) 996-2101 and on the Funds’ website at ambrusfunds.com. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

MORE INFORMATION ABOUT MANAGEMENT OF THE FUND

The Trust’s Board of Trustees supervises the management, activities and affairs of the Funds and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

Whittier Advisors, LLC (“Whittier” or the “Adviser”) is a registered investment adviser headquartered at 4695 MacArthur Court, Suite 1500, Newport Beach, CA 92660. Whittier was founded in 2021 and, in addition to serving as the investment adviser to the Funds, provides discretionary investment management and non-discretionary investment management for high net worth individuals, and provides portfolio management services to Whittier Trust Company (“WTC”) and The Whittier Trust Company of Nevada, Inc. (“WTC-NV”), each of which is an affiliate of the Adviser, for the benefit of their clients. As of December 31, 2025, Whittier had approximately $1.8 billion in assets under management. Whittier, subject to the general oversight of the Trust’s Board of Trustees, has overall responsibility for directing the investments of the Funds in accordance with its investment objective, policies and limitations. For its services as Adviser to the Fund, Whittier is entitled to receive an investment advisory fee of 0.40% of the average daily net assets of the Funds.

The aggregate fee paid to the Adviser (net of any fees waived, expenses reimbursed or fees and expenses recouped by the Adviser) for the most recent fiscal year, as a percentage of average daily net assets, is set forth in the table below.

Fund	For the Fiscal Year Ended September 30, 2025
Ambrus Core Bond Fund	0.42%
Ambrus Tax-Conscious California Bond Fund	0.40%
Ambrus Tax-Conscious National Bond Fund	0.40%

A discussion of the basis for the Board of Trustees’ approval of the investment management agreement between Whittier and the Trust, on behalf of the Funds is available in the Fund’s Annual Financials and Additional Information for the period ended September 30, 2025.

PORTFOLIO MANAGERS

H. Travis Moore, C.F.A. is a Portfolio Manager at the Adviser. Prior to joining the Adviser, Mr. Moore was a Portfolio Manager at Whittier Trust Company, where he was responsible for managing the portfolios of high net worth clients, foundations, and endowments. He was also responsible for management of Whittier Trust Company’s Tax-Conscious and Taxable Fixed Income strategies. He also has experience covering the technology and consumer equity sectors, and assists with due diligence of alternative investments. Mr. Moore holds the Chartered Financial Analyst designation, and is a member of the CFA Societies of Los Angeles and Orange County. He received his Bachelor’s degree in Finance from the University of Nevada, Reno and his MBA at the UCLA Anderson School of Management.

Mason Carpenter, C.F.A. is a Portfolio Manager at the Adviser. Prior to joining the Adviser, Mr. Carpenter was a Portfolio Manager at Whittier Trust Company, where he was responsible for analyzing companies in the Energy and Materials sectors, as well as assisting in the management of the company’s fixed income strategies. He also managed portfolios for individual high-net-worth clients, foundations and endowments. Mr. Carpenter received his MBA with distinction from USC’s Marshall School of Business, as well as a graduate certificate in Financial Analysis and Valuation. He earned his Bachelor’s degree in Economics from the University of California San Diego, graduating Magna Cum Laude with Distinction in Economics. He is a CFA charterholder and a member of the CFA Society of Orange County.

The Funds’ SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager’s ownership of the Fund shares.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of each Fund’s shares is based on its NAV. Each Fund values its assets, based on current market values when such values are available. The NAV per share of a Fund is calculated as follows:

NAV	=		Value of Assets Attributable to the Shares
		–	Value of Liabilities Attributable to the Shares
Number of Outstanding Shares

Each Fund’s NAV per share is calculated once daily as of the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

Each Fund’s fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. The Adviser has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees. The Adviser’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Adviser as valuation designee will monitor for significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES

Share Classes

The Trust offers Investor Class shares and Institutional Class shares of the Fund. Each Class of shares has different expenses and distribution arrangements to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and expected length of your investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Investor Class shares are for individuals, corporate investors and retirement plans. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others. If you purchase Institutional Class shares through a financial intermediary, you may be charged a brokerage commission on shares transacted in, other transaction-based fees or other fees for the services of such organization.

Investor Class	Institutional Class
No initial sales charge	No initial sales charge

Higher annual expenses than Institutional Class shares due to distribution fee	Lower annual expenses than Investor Class shares due to no distribution fee

Shares representing interests in the Fund are offered on a continuous basis by the Funds’ principal underwriter, Foreside Funds Distributors LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the “Underwriter”). The Funds do not charge any sales loads or deferred sales loads in connection with the purchase of shares. Shares of the Fund are offered only to residents of states in which the shares are registered or qualified. You can purchase Investor Class and Institutional Class shares of the Fund through certain financial intermediaries who may charge you a commission, or directly through the transfer agent of the Fund, as discussed below. No share certificates are issued in connection with the purchase of Fund shares. The Fund reserves the right to waive the minimum initial investment requirement for any investor.

In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be redeemed by the Trust unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Funds’ transfer agent by following the instructions under “To Open An Account.” To open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest.

In the event you modify or change your relationship with your financial intermediary through which you invest in the Fund (for instance, from an advisory relationship to a brokerage relationship) you may no longer be eligible to invest in a particular share class and your financial intermediary may exchange your shares for another share class which may be subject to higher expenses and Rule 12b-1 distribution fees.

In addition, the availability of certain classes of shares may be limited to certain intermediary platforms, which means that your eligibility to purchase a specific class of Fund shares may depend on whether your intermediary offers that class.

The Trust is not responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Investor Class Shares

Distribution Plan

The Trust’s Board of Trustees, on behalf of each Fund’s Investor Class shares, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to its shareholders. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Investor Class shares provides for payments of up to 0.25% of the average daily net assets of each Fund’s Investor Class shares.

Institutional Class Shares

Sales of each Fund’s Institutional Class shares are not subject to a Rule 12b-1 fee. Institutional Class shares are available to individuals who can meet the required investment minimum and corporations or other institutions such as trusts, endowments, foundations or broker dealers purchasing for the accounts of others. If you purchase Institutional Class shares through an institutional organization, or a financial intermediary, you may be charged a brokerage commission on shares transacted in, other transaction-based fees or other fees for the services of such organization.

TO OPEN AN ACCOUNT

By Mail

Complete the application and mail it to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) at the address noted below, together with a check payable to the applicable Fund. Please make sure your check is for at least $10,000 with respect to Institutional Class shares. Mail the application and your check to:

Regular Mail: Ambrus Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 534445 Pittsburgh, PA 15253-4445	Overnight Mail: Ambrus Funds FundVantage Trust c/o BNY Mellon Investment Servicing Attention: 534445 500 Ross Street, 154-0520 Pittsburgh, PA 15262 (833) 996-2101

The Funds will only accept checks drawn on U.S. currency on domestic banks. The Funds will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier’s checks, bank checks, official checks and treasurer’s checks, payable through checks, third-party checks and third-party transactions.

Although each Fund does not generally accept foreign investors, it may in instances where either (i) an intermediary makes shares of the Fund available or (ii) the transfer agent, in the case of a direct to Fund subscription, has satisfied its internal procedures with respect to the establishment of foreign investor accounts. Please contact Shareholder Services toll-free at (833) 996-2101 for more information.

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. This information will assist the Funds in verifying your identity. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

By Wire

To make a same-day wire investment, call Shareholder Services toll-free at (833) 996-2101 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned to you. Please make sure your wire is for at least $10,000 with respect to Institutional Class shares. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive that day’s price per share. Your bank may charge a wire fee.

Individual Retirement Account and Education Savings Account Investments

You may invest in the Funds through the following individual retirement accounts:

●	Traditional Individual Retirement Accounts (“IRAs”)

●	Savings Incentive Match Plan for Employees (“SIMPLE IRAs”)

●	Spousal IRAs

●	Roth Individual Retirement Accounts (“Roth IRAs”)

●	Simplified Employee Pension Plans (“SEP IRAs”)

●	Coverdell Education Savings Accounts (“CESAs”)

Additional Information

If you have questions regarding the purchase of Fund shares, call Shareholder Services toll-free at (833) 996-2101 before 4:00 p.m. Eastern time.

TO ADD TO AN ACCOUNT

By Mail

Fill out an investment slip from a previous confirmation and write your account number on your check. There is no minimum additional investment amount required for Investor Class shares or Institutional Class shares. Mail the slip and your check to:

Regular Mail: Ambrus Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 534445 Pittsburgh, PA 15253-4445	Overnight Mail: Ambrus Funds FundVantage Trust c/o BNY Mellon Investment Servicing Attention: 534445 500 Ross Street, 154-0520 Pittsburgh, PA 15262 (833) 996-2101

By Wire

Call Shareholder Services toll-free at (833) 996-2101 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee. There is no minimum additional investment amount required for Investor Class shares or Institutional Class shares.

Automatic Investment Plan

You may open an automatic investment plan account for Investor Class shares with no minimum initial purchase and no minimum monthly investment and for Institutional Class shares with a $10,000 initial purchase and no minimum monthly investment. If you have an existing account that does not include the automatic investment plan, you can contact the Funds toll-free at (833) 996-2101 to establish an automatic investment plan. The automatic investment plan provides a convenient method to have monies deducted directly from your bank account for investment in the Funds. You may authorize the automatic withdrawal of funds from your bank account for a monthly minimum amount of $50. The Funds may alter, modify or terminate this plan at any time. To begin participating in this plan, please complete the “Automatic Investment Plan” section found on the application or contact the Funds’ transfer agent toll-free at (855) 430-6487.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House (“ACH”). To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the same business day for orders placed prior to 4:00 p.m. Eastern time. Orders placed thereafter will be effective at the closing price per share on the next business day. The Fund may alter, modify or terminate this purchase option at any time.

Shares purchased by ACH will not be available for redemption until the transactions have cleared. Shares purchased via ACH transfer may take up to 15 days to clear.

Purchase Price

Purchase orders received in good order by the Fund’s transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on the Exchange. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. “Good Order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.

Financial Intermediaries

You may purchase shares of the Funds through a financial intermediary who may charge you a commission on your purchase, may charge additional fees, and may require different minimum investments or impose other limitations on buying and selling shares. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement. The financial intermediary is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by the Funds when the financial intermediary accepts the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Funds. Customer orders are required to be priced at a Fund’s NAV next computed after the authorized financial intermediary or its authorized representatives’ receipt of the order to buy or sell. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Consult your investment representative for specific information.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Funds’ transfer agent by following the instructions under “To Open An Account.”

Networking and Sub-Transfer Agency Fees. A Fund may also directly enter into agreements with financial intermediaries pursuant to which it will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 distribution or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their own resources. These payments may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Funds’ transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund, the Adviser or their service providers to determine whether such intermediaries are providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries. The Adviser, and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Fund. These additional cash payments are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this Prospectus. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of the Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of the Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of the Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend the Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of the Fund’s shares over other classes of its shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

Although the Fund may use financial firms that sell the Fund’s shares to effect portfolio transactions for the Fund, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.

Rights Reserved by the Funds

The Funds reserve the right to:

●	reject any purchase order;

●	suspend the offering of shares;

●	vary the initial and subsequent investment minimums;

●	waive the minimum investment requirement for any investor;

●	redeem accounts with balances below the minimum account size after 30 days’ written notice;

●	redeem your shares in the event your financial intermediary’s relationship with the Trust is modified or terminated;

●	subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Funds; and

●	redeem your shares if you hold your shares through a financial intermediary and you propose to transfer your shares to another financial intermediary that does not have a relationship with the Trust.

The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Market Timing and Frequent Trading Policy

The Funds discourage frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of the Fund in an effort to anticipate changes in market prices of its investment portfolio is generally referred to as “market timing.” Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using a line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of the Fund does not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to the Fund and its shareholders, the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity that, in the judgment of the Fund or the Adviser, may be disruptive to the Fund. The

Fund will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Funds’ Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of market timing or similar trading practices. If, in its judgment, the Fund or the Adviser detects excessive, short-term trading, the Fund may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Fund may modify its procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.

There is no guarantee that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of the Funds for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts and the shareholder’s Taxpayer Identification Number (or International Taxpayer Identification Number or other government issued identifier). If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, the Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Fund. If a financial intermediary fails to enforce the Fund’s excessive trading policies, the Fund may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES

You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Fund’s transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good Order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund’s shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Fund reserves the right to reject any third-party check.

Under normal market conditions, the Funds generally meet redemption requests through their holdings of cash or cash equivalents or by selling a portion of the Funds’ holdings consistent with its investment strategy. The Funds generally pays redemptions proceeds in cash; however, the Funds reserve the right to honor certain redemptions “in-kind” with securities, rather than cash. The Funds are more likely to redeem in-kind to meet large redemption requests or during times of market stress.

TO REDEEM FROM YOUR ACCOUNT

By Mail

To redeem your shares by mail:

●	Write a letter of instruction that includes: the name of the Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

●	Include all signatures and any additional documents that may be required.

●	Mail your request to:

Regular Mail: Ambrus Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 534445 Pittsburgh, PA 15253-4445	Overnight Mail: Ambrus Funds FundVantage Trust c/o BNY Mellon Investment Servicing Attention: 534445 500 Ross Street, 154-0520 Pittsburgh, PA 15262 (833) 996-2101

●	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

●	The Funds may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

●	The Funds require a medallion signature guarantee if the written redemption request exceeds $100,000, the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record.

By Telephone

To redeem your shares by telephone, call Shareholder Services toll-free at (833) 966-2101. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Fund and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.

By Wire

In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it believes that it is advisable to do so. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

Systematic Withdrawal Plan

Once you have established an account with $10,000 or more with respect to Institutional Class shares, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum withdrawal of $100). Call Shareholder Services toll-free at (833) 966-2101 to request a form to start the Systematic Withdrawal Plan.

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, the Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. The Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and the Fund may require that a subsequent request be submitted.

EXCHANGE OF SHARES

Institutional Class shares of a Fund may be exchanged for Institutional Class shares of another Fund.

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. An exchange will be treated as a sale for federal income tax purposes. See “More Information about Taxes” for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to requirements of the particular fund into which the exchange is made.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.

Late Trading

Late trading is the practice of buying or selling Fund shares at the closing price after the Fund’s NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in Good Order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Such orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments through Financial Intermediaries/Nominees

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through the Fund), certain policies and fees regarding your investment in the Fund may be different than those described in this Prospectus. In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be subject to involuntary redemption unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Funds’ transfer agent by following the instructions under “To Open An Account.” Financial intermediaries and nominees may charge transaction fees, may charge you a commission on your purchase, and may set different minimum investments or limitations or procedures on buying or selling shares; however, in the event that your financial intermediary modifies or terminates its relationship with the Trust and you chose to open an account directly with the Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or, if applicable, a broker’s designee receives the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund. You will not be charged any additional fees by the Fund (other than those described in this Prospectus) if you purchase or redeem shares directly through the Fund.

Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this Prospectus. Contact your financial intermediary for specific information with respect to the financial intermediary’s policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout this Prospectus.

Account Minimum

You must keep at least $10,000 worth of Institutional Class shares in your account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $10,000 in your Institutional Class account due to your redemptions (not including market fluctuations), the Fund may redeem your shares and send you a check for the redemption proceeds.

Medallion Signature Guarantees

The Fund may require additional documentation for the redemption of shares of the Fund held in corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the written redemption request exceeds $100,000, the address of record has changed within the past 30 days, or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The Fund recognizes the following three medallion programs: (i) Securities Transfer Agents Medallion Program (STAMP), (ii) Stock Exchanges Medallion Program (SEMP) and (iii) New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from a financial institution that does not participate in one of these programs will not be accepted. Call Shareholder Services toll-free at (833) 966-2101 for further information on obtaining a proper signature guarantee.

Customer Identification Program

Federal law requires the Funds to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, will not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right to: (a) place limits on transactions in any account until the identity of the investor is verified; or (b) refuse an investment in the Fund or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call Shareholder Services toll-free at (833) 966-2101.

SHAREHOLDER SERVICES

Your Account

If you have questions about your account, including purchases, redemptions and distributions, call Shareholder Services toll-free at (833) 966-2101 from Monday through Friday, 8:00 a.m. to 6:00 p.m., Eastern time.

Account Statements

The Funds currently provides the following account information:

●	confirmation statements after transactions (except for certain automatic transactions, such as those related to automatic investment plan purchases or dividend reinvestments);

●	account statements reflecting transactions made during the covered period (generally, monthly for Institutional Class shares, and quarterly or annually for Investor Class shares); and

●	tax information, which will be mailed each year by the IRS deadline, a copy of which will also be filed with the IRS, if necessary.

Financial statements with a summary of portfolio composition and performance will be available at least twice a year.

The Fund routinely provides the above shareholder services, but may charge additional fees for special services such as requests for historical transcripts of accounts.

With the exception of statutorily required items, the Fund may change any of the above practices without notice.

Delivery of Shareholder Documents

To reduce expenses, the Fund mails only one copy of its Prospectus and each Annual and Semi-Annual Financials and Additional Information to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Shareholder Services toll-free at (833) 966-2101 or, if your shares are held through a financial institution, please contact the financial institution directly. The Funds will begin sending you individual copies within 30 days after receiving your request.

DISTRIBUTIONS

Distributions of net investment income are declared daily and paid monthly to you, and distributions of net capital gain, if any, are declared and paid annually to you. The amount of any distribution will vary and there is no guarantee that the Fund will distribute either investment income or capital gains.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued. If you invest in the Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution (see “More Information about Taxes - Distributions”).

MORE INFORMATION ABOUT TAXES

Each shareholder and prospective investor’s particular tax situation is unique, and, therefore, the tax information in this Prospectus is provided only for general information purposes and only for U.S. taxpayers and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Funds intend to qualify annually to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax on the earnings it distributes to shareholders provided it satisfies certain requirements and restrictions set forth in the Code one of which is to distribute to its shareholders substantially all of its income and gains each year. If for any taxable year the Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and will be subject to tax at the corporate tax rates then in effect; and (2) all distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the dividends-received deduction for corporate shareholders and the non-corporate shareholder long-term capital gain rate for “qualified dividend income” and ordinary rates for all other distributions, except for those treated as a return of capital or substitute dividends with respect to dividends paid on securities lent out by the Fund. In addition, dividends paid on securities lent out by the Fund may not qualify for the dividends received deduction.

Distributions. The Fund will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

Unless you are investing through a tax-deferred retirement account (such as a 401(k) or an IRA), you should consider avoiding a purchase of Fund shares shortly before the Fund makes a distribution, because making such a purchase can increase your taxes and the cost of the shares. This is known as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares and have to pay the tax due on the dividend without receiving any cash to pay the taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Ordinary Income. Net investment income (except for qualified dividends and income designated as tax-exempt), distributions of income from securities lending, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders and designated by the Fund as “qualified dividend income” are eligible for the long-term capital gains tax rates. Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. In addition, certain qualified REIT dividends may be eligible for a deduction for non-corporate shareholders.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains (based on the Fund’s holding period) for federal income tax purposes regardless of how long you have held your Fund shares.

Sale of Shares. It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares you sell, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of the Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of tax-exempt interest dividends, if any, received by the shareholder with respect to such shares.

Returns of Capital. If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable to the extent of each shareholder’s basis in the Fund’s shares, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. If the return of capital distribution exceeds a shareholder’s cost basis, the excess amount will be capital gain, assuming you held your shares as a capital asset, and will be long-term or short-term capital gain depending on how long you have held your Fund shares.

Medicare Contribution Tax. U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly and $125,000 if married and filing separately) will be subject to a 3.8% Medicare contribution tax on net investment income including interest (excluding tax-exempt interest), dividends, and capital gains. If applicable, the tax will be imposed on the lesser of the individual’s (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly and $125,000 if married and filing separately).

IRAs and Other Tax-Qualified Plans. One major exception to these tax principles is that a distribution on or the sale or exchange of shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless the shares were acquired with borrowed funds.

Backup Withholding. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. The current backup withholding rate is 24%.

State and Local Income Taxes. This Prospectus does not discuss the state and local tax consequences of an investment in the Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in the Fund. The Fund is required to withhold 30% tax on certain payments made to foreign entities that do not qualify for reduced withholding rates under a treaty and do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Non-U.S. shareholders are urged and advised to consult their own tax advisers as to the U.S. and foreign country tax consequences of an investment in the Fund.

Basis Reporting and Holding Periods. A shareholder is responsible for tracking the tax basis and holding periods of the shareholder’s shares in the Fund for federal income tax purposes. However, RICs, such as the Fund, must report cost basis information to you and the IRS when a shareholder sells or exchanges shares that are not in a tax deferred retirement account. The Fund will permit shareholders to elect from among several IRS accepted cost basis methods.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions. You may also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.

This section is only a summary of some of the important U.S. federal income tax considerations of taxable U.S. shareholders that may affect your investment in the Fund. This summary is provided for general information purposes only and should not be considered as tax advice and may not be relied on by a prospective investor. This general summary does not apply to non-U.S. shareholders or tax-exempt shareholders, and does not address state, local or foreign taxes. More information regarding these considerations is included in the Fund’s SAI. All prospective investors and shareholders are urged and advised to consult their own tax adviser regarding the effects of an investment in the Fund on their particular tax situation.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand each Fund’s performance for the periods shown. Investor Class shares of the Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund, and Ambrus Tax-Conscious National Bond Fund had not commenced operations as of the fiscal year ended September 30, 2025. The Funds’ fiscal year runs from October 1 to September 30. Certain information reflects financial results for a single Fund share. The total investment return in the table represents the rate at which an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended September 30, 2025 has been derived from financial statements audited by Cohen & Company Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Financials and Additional Information. Information for the fiscal years from September 30, 2024 and prior was audited by the former independent registered public accounting firm. The 2025 Annual Financials and Additional Information is incorporated by reference into the Funds’ SAI and is available upon request by calling (833) 966-2101, or visiting the website www.ambrusfunds.com.

Ambrus Core Bond Fund

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Institutional Class	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Period September 6, 2022* to September 30, 2022
Per Share Operating Performance
Net asset value, beginning of year/period	$10.12	$9.62	$9.74	$10.00
Net investment income[1]	0.46	0.46	0.45	0.02
Net realized and unrealized gain/(loss) on investments	-	0.50	(0.13)	(0.26)
Total from investment operations	0.46	0.96	0.32	(0.24)
Dividends and distributions to shareholders from:
Net investment income	(0.46)	(0.46)	(0.44)	(0.02)
Net asset value, end of year/period	$10.12	$10.12	$9.62	$9.74
Total investment return[2]	4.71%	10.20%	3.29%	(2.38)%

Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$494,711	$350,780	$159,932	$4,880
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.50%	0.50%	0.50%	0.50%[3]
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any[4]	0.48%	0.52%	0.70%	10.81%[3]
Ratio of net investment income to average net assets	4.63%	4.64%	4.63%	3.31%[3]
Portfolio turnover rate	71%	32%	107%	1%[5]

*	The Ambrus Core Bond Fund commenced operations on September 6, 2022.
[1]	The selected per share data was calculated using the average shares outstanding method for the year.
[2]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
[3]	Annualized.
[4]	During the period, certain fees were waved and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated.
[5]	Not annualized.

Ambrus Tax-Conscious California Bond Fund

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Institutional Class	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Period October 3, 2022* to September 30, 2023
Per Share Operating Performance
Net asset value, beginning of year/period	$10.24	$9.84	$10.00
Net investment income[1]	0.37	0.37	0.36
Net realized and unrealized gain/(loss) on investments	(0.18)	0.41	(0.17)
Total from investment operations	0.19	0.78	0.19
Dividends and distributions to shareholders from:
Net investment income	(0.37)	(0.38)	(0.35)
Net asset value, end of year/period	$10.06	$10.24	$9.84
Total investment return[2]	1.88%	8.00%	1.90%

Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$431,588	$295,889	$135,419
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.50%	0.50%	0.50%[3]
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any[4]	0.50%	0.54%	0.69%[3]
Ratio of net investment income to average net assets	3.66%	3.72%	3.58%[3]
Portfolio turnover rate	26%	39%	28%[5]

*	The Ambrus Tax-Conscious California Bond Fund commenced operations on October 3, 2022.
[1]	The selected per share data was calculated using the average shares outstanding method for the year.
[2]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
[3]	Annualized.
[4]	During the period, certain fees were waved and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated.
[5]	Not annualized.

Ambrus Tax-Conscious National Bond Fund

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

Institutional Class	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Period October 3, 2022* to September 30, 2023
Per Share Operating Performance
Net asset value, beginning of year/period	$10.23	$9.81	$10.00
Net investment income[1]	0.39	0.39	0.38
Net realized and unrealized gain/(loss) on investments	(0.12)	0.43	(0.20)
Total from investment operations	0.27	0.82	0.18
Dividends and distributions to shareholders from:
Net investment income	(0.39)	(0.40)	(0.37)
Net asset value, end of year/period	$10.11	$10.23	$9.81
Total investment return[2]	2.70%	8.45%	1.80%

Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$404,046	$297,255	$180,728
Ratio of expenses to average net assets	0.50%	0.50%	0.50%[3]
Ratio of expenses to average net assets without waivers[4]	0.50%	0.54%	0.65%[3]
Ratio of net investment income to average net assets	3.86%	3.92%	3.77%[3]
Portfolio turnover rate	26%	36%	32%[5]

*	The Ambrus Tax-Conscious National Bond Fund commenced operations on October 3, 2022.
[1]	The selected per share data was calculated using the average shares outstanding method for the year.
[2]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
[3]	Annualized.
[4]	During the period, certain fees were waved and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated.
[5]	Not annualized.

AMBRUS CORE BOND FUND

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND

series of

FundVantage Trust

(833) 966-2101

FOR MORE INFORMATION

For additional information about the Funds, the following documents are available free upon request:

Annual and Semi-Annual Financials and Additional Information

The Funds’ Annual and Semi-Annual Financials and Additional Information contain more information about each Fund’s investments and performance including information on each Fund’s portfolio holdings and operating results for the most recently completed fiscal year or half-year. The Annual Financials and Additional Information includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Funds and their policies. The information in the SAI, as supplemented from time to time, is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is part of this Prospectus.

These documents will be available free of charge on the Funds’ website at www.ambrusfunds.com. You can also get a free copy of these documents and other information, or ask us any questions, including information on how to purchase or redeem Fund shares, by calling us at (833) 966-2101 or writing to:

Ambrus Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 534445 Pittsburgh, PA 15253-4445

If you buy your shares through a financial intermediary, you should contact that financial intermediary directly for this information. You can also find information online at www.ambrusfunds.com.

Reports and information about the Fund (including the SAI and Annual and Semi-Annual Financials and Additional Information) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The investment company registration number is 811-22027.